Segment Information - Additional Information (Detail) - International [Member] € in Millions	6 Months Ended
Jun. 30, 2022 EUR (€)
Profit Loss [Member]
Disclosure of operating segments [line items]
Amount of reclassifications or changes in presentation	€ 1
Life Insurance Gross Premiums [Member]
Disclosure of operating segments [line items]
Amount of reclassifications or changes in presentation	87
Other Revenue [Member]
Disclosure of operating segments [line items]
Amount of reclassifications or changes in presentation	€ 5